Earnings per Share - Summary Of Detailed Information Of Diluted Earnings Per Share (Detail) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) ₩ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 KRW (₩) ₩ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 KRW (₩) ₩ / shares shares	Dec. 31, 2023 $ / shares
Statement [Line Items]
Profit from continuing operation attributable to owners of the Parent Company on common shares | ₩					₩ 1,076,328
Adjusted weighted average number of common shares outstanding | shares	212,975,220		213,428,916		217,452,721
Diluted earnings per share (in won) | ₩ / shares	₩ 1,825		₩ 5,765		₩ 4,950
Parent Company [Member]
Statement [Line Items]
Profit from continuing operation attributable to owners of the Parent Company on common shares | ₩	₩ 388,610		₩ 1,230,355		₩ 1,076,328
Adjusted weighted average number of common shares outstanding | shares	212,975,220		213,428,916		217,452,721
Diluted earnings per share (in won) | $ / shares		$ 1,825		$ 5,765		$ 4,950